Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2014
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments [Text Block]

Note 6. Fair Value of Financial Instruments

The carrying amounts of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and advances from customers approximate their fair value due to their relatively short-term maturities. The Company bases its fair value estimate for long term debt obligations on its internal valuation that all debt is floating rate debt based on current interest rates in Colombia.